Investment Properties (Tables)	12 Months Ended
Mar. 31, 2024
Investment Properties [Abstract]
Schedule of Investment Properties	Investment properties consist of:
Cost	Total
Balance, March 31, 2023	$-
Additions	287
Transfer from property, plant, and equipment	837
Impact of foreign currency translation	(9)
Balance, March 31, 2024	$1,115

Accumulated depreciation and amortization
Balance, March 31, 2023	$-
Depreciation and amortization	(39)
Transfer from property, plant, and equipment	(619)
Impact of foreign currency translation	6
Balance, March 31, 2024	$(652)

Carrying amounts
Balance, March 31, 2023	$-
Balance, March 31, 2024	$463